Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 24, 2022	Jun. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, we are providing the following information about the relationship between executive “compensation actually paid” and certain measures of company performance for each of the last three completed fiscal years. The material that follows is provided in compliance with these rules. For information on how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Executive Compensation—Compensation Discussion and Analysis” above.
In determining the “compensation actually paid” (CAP) to our Named Officers (NEOs), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table as the SEC’s rules for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our principal executive officer (PEO), amounts disclosed are reported as an average.
Pay Versus Performance Table

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(8)	Company Selected Measure (Revenue) ($)(9)
					Total Shareholder Return($)(6)	Peer Group Total Shareholder Return($)(7)
2024	11,082,191	22,024,695	5,460,058	10,114,716	412.45	93.26	296,181,000	2,882,967,000
2023	10,527,608	16,428,208	5,203,532	7,754,768	218.84	94.58	247,913,000	2,645,237,000
2022	9,936,955	7,818,062	4,798,154	3,840,220	140.20	93.59	200,380,000	2,262,224,000
2021	7,861,070	13,832,541	5,447,900	7,965,580	160.56	125.54	148,341,000	1,879,350,000

(1)	The following table shows our PEO and non-PEO NEOs for each of the reported fiscal years.

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
PEO	Seamus Grady	Seamus Grady	Seamus Grady	Seamus Grady
Non-PEO NEOs	Dr. Harpal Gill	Dr. Harpal Gill	Dr. Harpal Gill	Dr. Harpal Gill
	Csaba Sverha	Csaba Sverha	Csaba Sverha	Csaba Sverha
	Edward T. Archer	Edward T. Archer	Edward T. Archer	Edward T. Archer
Toh-Seng Ng

(2)	The dollar amounts reported in this column are the amounts of total compensation reported for our PEO in the “Total” column of the Summary Compensation Table for the applicable fiscal year.
(3)
CAP does not mean that our PEO was actually paid the amounts reported in this column, but is a dollar amount derived from the starting point of total compensation reported for our PEO in the “Total” column of the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with SEC rules. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. In accordance with SEC rules, the following adjustments were made to determine CAP to our PEO for fiscal year 2024, which consisted solely of adjustments to equity awards:

Adjustment Table for PEO	Fiscal 2024
Summary Compensation Table Total for PEO	$11,082,191
Subtract grant date fair value of equity awards reported in Summary Compensation Table	(7,799,780)
Add the fair value as of the end of the covered fiscal year of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	12,015,028
Adjust for the change in fair value as of the end of covered fiscal year (from the end of the prior fiscal year) of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of covered fiscal year	7,437,549
Add, for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	—
Adjust for the change in fair value as of vesting date (from the end of the prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(710,293)
Subtract, for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the fair value as of the end of prior fiscal year	—
Total Equity Adjustments (subtotal)	10,942,504
Compensation Actually Paid to PEO	$22,024,695

(4)
The dollar amounts reported in this column are the average of the amounts of total compensation reported for our non-PEO NEOs in the “Total” column of the Summary Compensation Table for the applicable fiscal year.

(5)
CAP does not mean that our non-PEO NEOs were actually paid the amounts reported in this column, but is a dollar amount derived from the starting point of the average total compensation reported for our non-PEO NEOs in the “Total” column of the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with SEC rules. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. In accordance with SEC rules, the following adjustments were made to determine the average CAP to our non-PEO NEOs during fiscal 2024, which consisted solely of adjustments to equity awards:

Adjustment Table for non-PEO NEOs	Fiscal 2024
Average Summary Compensation Table Total for non-PEO NEOS	$5,460,058
Subtract grant date fair value of equity awards reported in Summary Compensation Table	(3,274,658)
Add the fair value as of the end of the covered fiscal year of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	5,044,387
Adjust for the change in fair value as of the end of covered fiscal year (from the end of the prior fiscal year) of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of covered fiscal year	3,180,632
Add, for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	—
Adjust for the change in fair value as of vesting date (from the end of the prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(295,703)
Subtract, for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the fair value as of the end of prior fiscal year	—
Total Equity Adjustments (subtotal)	4,654,658
Average Compensation Actually Paid to non-PEO NEOs	$10,114,716

(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(7)
The peer group used is the NASDAQ Telecommunications Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and included in our Annual Report on Form 10-K for the fiscal year ended June 28, 2024. Peer group total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(8)	The dollar amounts reported in this column are the amounts of net income reflected in our audited financial statements for the reported fiscal year.
(9)
In our assessment, revenue is the most important financial performance measure used by Fabrinet in fiscal 2024 to link CAP to performance. The dollar amounts reported in this column are the amounts of revenue reflected in our audited financial statements for the reported fiscal year.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)	The following table shows our PEO and non-PEO NEOs for each of the reported fiscal years.

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
PEO	Seamus Grady	Seamus Grady	Seamus Grady	Seamus Grady
Non-PEO NEOs	Dr. Harpal Gill	Dr. Harpal Gill	Dr. Harpal Gill	Dr. Harpal Gill
	Csaba Sverha	Csaba Sverha	Csaba Sverha	Csaba Sverha
	Edward T. Archer	Edward T. Archer	Edward T. Archer	Edward T. Archer
Toh-Seng Ng

Peer Group Issuers, Footnote
(7)
The peer group used is the NASDAQ Telecommunications Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and included in our Annual Report on Form 10-K for the fiscal year ended June 28, 2024. Peer group total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 11,082,191	$ 10,527,608	$ 9,936,955	$ 7,861,070
PEO Actually Paid Compensation Amount	$ 22,024,695	16,428,208	7,818,062	13,832,541
Adjustment To PEO Compensation, Footnote
(3)
CAP does not mean that our PEO was actually paid the amounts reported in this column, but is a dollar amount derived from the starting point of total compensation reported for our PEO in the “Total” column of the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with SEC rules. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. In accordance with SEC rules, the following adjustments were made to determine CAP to our PEO for fiscal year 2024, which consisted solely of adjustments to equity awards:

Adjustment Table for PEO	Fiscal 2024
Summary Compensation Table Total for PEO	$11,082,191
Subtract grant date fair value of equity awards reported in Summary Compensation Table	(7,799,780)
Add the fair value as of the end of the covered fiscal year of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	12,015,028
Adjust for the change in fair value as of the end of covered fiscal year (from the end of the prior fiscal year) of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of covered fiscal year	7,437,549
Add, for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	—
Adjust for the change in fair value as of vesting date (from the end of the prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(710,293)
Subtract, for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the fair value as of the end of prior fiscal year	—
Total Equity Adjustments (subtotal)	10,942,504
Compensation Actually Paid to PEO	$22,024,695

Non-PEO NEO Average Total Compensation Amount	$ 5,460,058	5,203,532	4,798,154	5,447,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,114,716	7,754,768	3,840,220	7,965,580
Adjustment to Non-PEO NEO Compensation Footnote
(5)
CAP does not mean that our non-PEO NEOs were actually paid the amounts reported in this column, but is a dollar amount derived from the starting point of the average total compensation reported for our non-PEO NEOs in the “Total” column of the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with SEC rules. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. In accordance with SEC rules, the following adjustments were made to determine the average CAP to our non-PEO NEOs during fiscal 2024, which consisted solely of adjustments to equity awards:

Adjustment Table for non-PEO NEOs	Fiscal 2024
Average Summary Compensation Table Total for non-PEO NEOS	$5,460,058
Subtract grant date fair value of equity awards reported in Summary Compensation Table	(3,274,658)
Add the fair value as of the end of the covered fiscal year of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	5,044,387
Adjust for the change in fair value as of the end of covered fiscal year (from the end of the prior fiscal year) of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of covered fiscal year	3,180,632
Add, for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	—
Adjust for the change in fair value as of vesting date (from the end of the prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(295,703)
Subtract, for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the fair value as of the end of prior fiscal year	—
Total Equity Adjustments (subtotal)	4,654,658
Average Compensation Actually Paid to non-PEO NEOs	$10,114,716

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
CAP Versus Total Shareholder Return
The following graph reflects the relationship between CAP, our cumulative Total Shareholder Return (“TSR”) and the TSR of the NASDAQ Telecommunications Index (“Peer TSR”), assuming an initial fixed investment on June 26, 2020 of $100.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Performance Measures CAP Versus Net Income and Revenue The following graph reflects the relationship between CAP, our net income and our revenue.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Performance Measures CAP Versus Net Income and Revenue The following graph reflects the relationship between CAP, our net income and our revenue.
Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
CAP Versus Total Shareholder Return
The following graph reflects the relationship between CAP, our cumulative Total Shareholder Return (“TSR”) and the TSR of the NASDAQ Telecommunications Index (“Peer TSR”), assuming an initial fixed investment on June 26, 2020 of $100.

Tabular List, Table
Fiscal 2024 Performance Measures
In accordance with SEC rules, the financial performance measures listed below represent, in our assessment, the most important financial performance measures used in fiscal 2024 to link CAP to company performance.
•	Revenue
•	Gross margin percentage (non-GAAP)
•	Operating margin percentage (non-GAAP)
•	Earnings per diluted share (non-GAAP)

Total Shareholder Return Amount	$ 412.45	218.84	140.2	160.56
Peer Group Total Shareholder Return Amount	93.26	94.58	93.59	125.54
Net Income (Loss)	$ 296,181,000	$ 247,913,000	$ 200,380,000	$ 148,341,000
Company Selected Measure Amount	2,882,967,000	2,645,237,000	2,262,224,000	1,879,350,000
PEO Name	Seamus Grady	Seamus Grady	Seamus Grady	Seamus Grady
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross margin percentage (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating margin percentage (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings per diluted share (non-GAAP)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,942,504
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,799,780)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,015,028
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,437,549
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,293)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,654,658
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,274,658)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,044,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,180,632
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,703)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0